Cover	12 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Entity Central Index Key	0002076294
Document Type	N-CSR
Entity Registrant Name	IDA Private Access Fund
Document Period End Date	Mar. 31, 2026
Amendment Flag	false